Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2019

FIN-QTLY-0719
1.802171.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 33.6%
Diversified Banks - 19.6%
Bank of America Corp.	1,100,000	$29,260,000
Citigroup, Inc.	550,000	34,182,500
JPMorgan Chase & Co.	205,000	21,721,800
Wells Fargo & Co.	400,000	17,748,000
		102,912,300
Regional Banks - 14.0%
BOK Financial Corp.	30,000	2,247,900
First Citizens Bancshares, Inc.	9,500	3,990,950
First Hawaiian, Inc.	150,000	3,733,500
First Horizon National Corp.	250,000	3,352,500
First Republic Bank	30,000	2,910,600
Huntington Bancshares, Inc.	1,000,000	12,650,000
KeyCorp	350,000	5,589,500
M&T Bank Corp.	35,000	5,586,000
PNC Financial Services Group, Inc.	140,000	17,816,400
Signature Bank	60,000	6,873,000
SunTrust Banks, Inc.	150,000	9,001,500
		73,751,850

TOTAL BANKS		176,664,150

Capital Markets - 15.3%
Asset Management & Custody Banks - 2.9%
Bank of New York Mellon Corp.	225,000	9,605,250
Oaktree Capital Group LLC Class A	120,000	5,799,600
		15,404,850
Financial Exchanges & Data - 3.7%
Cboe Global Markets, Inc.	180,000	19,537,200
Investment Banking & Brokerage - 8.7%
E*TRADE Financial Corp.	250,000	11,200,000
Goldman Sachs Group, Inc.	10,000	1,824,900
Hamilton Lane, Inc. Class A	110,000	5,407,600
Morgan Stanley	300,000	12,207,000
PJT Partners, Inc.	65,000	2,398,500
TD Ameritrade Holding Corp.	175,000	8,706,250
Tradeweb Markets, Inc. Class A	2,400	108,216
Virtu Financial, Inc. Class A (a)	160,500	3,694,710
		45,547,176

TOTAL CAPITAL MARKETS		80,489,226

Consumer Finance - 10.4%
Consumer Finance - 10.4%
American Express Co.	125,000	14,338,750
Capital One Financial Corp.	250,000	21,467,500
OneMain Holdings, Inc.	275,000	8,214,250
SLM Corp.	1,150,000	10,936,500
		54,957,000
Diversified Financial Services - 4.9%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (b)	130,000	25,664,600
Household Durables - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	60,000	2,565,600
Insurance - 26.4%
Insurance Brokers - 2.7%
Willis Group Holdings PLC	80,000	14,040,000
Life & Health Insurance - 2.5%
MetLife, Inc.	75,000	3,465,750
Torchmark Corp.	115,000	9,833,650
		13,299,400
Multi-Line Insurance - 7.6%
American International Group, Inc.	290,000	14,810,300
Assurant, Inc.	45,000	4,498,200
Hartford Financial Services Group, Inc.	390,000	20,537,400
		39,845,900
Property & Casualty Insurance - 10.6%
Axis Capital Holdings Ltd.	125,000	7,447,500
Beazley PLC	600,000	4,247,880
FNF Group	400,000	15,420,000
Hiscox Ltd.	218,900	4,527,537
RSA Insurance Group PLC	300,000	2,095,874
The Travelers Companies, Inc.	151,500	22,053,855
		55,792,646
Reinsurance - 3.0%
Reinsurance Group of America, Inc.	105,300	15,590,718

TOTAL INSURANCE		138,568,664

IT Services - 1.4%
Data Processing & Outsourced Services - 1.4%
Visa, Inc. Class A	45,000	7,259,850
Mortgage Real Estate Investment Trusts - 3.0%
Mortgage REITs - 3.0%
AGNC Investment Corp.	413,400	6,779,760
MFA Financial, Inc.	1,264,600	8,902,784
		15,682,544
Software - 1.0%
Application Software - 1.0%
Black Knight, Inc. (b)	90,700	5,141,783
Thrifts & Mortgage Finance - 2.5%
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (b)	135,000	6,338,250
MGIC Investment Corp. (b)	500,000	6,775,000
		13,113,250
TOTAL COMMON STOCKS
(Cost $460,591,209)		520,106,667

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.41% (c)	5,079,550	5,080,566
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	3,728,939	3,729,312
TOTAL MONEY MARKET FUNDS
(Cost $8,809,744)		8,809,878
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $469,400,953)		528,916,545
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,516,064)
NET ASSETS - 100%		$525,400,481

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,325
Fidelity Securities Lending Cash Central Fund	493
Total	$41,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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